COMMITMENTS	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
COMMITMENTS

26 COMMITMENTS

(a)	Operating lease commitments

	2023	2024	2025
	S$	S$	S$

Low value leases	1,703	3,215	5,267

The Group has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have lease terms of 12 months or less and leases of low value leases. Lease payments relating to these leases are charged to profit or loss on a straight-line basis over the lease term.

(b)	Capital commitments

Capital expenditures contracted for at the balance sheet date but not recognized in the financial statements are as follows:

	2023	2024	2025
	S$	S$	S$

Purchase of a property in Malaysia	387,720	-	-
Loan to a third party*	1,000,000	500,000	500,000

*	The Group embarked on its strategy in People’s Republic of China via a collaborative effort on using the CTM-GDT for cancer immunotherapy. As such, the Group committed this loan to a third party for the purpose of conducting an investigator initiated clinical trial through local partners in Chongqing, one of the most populous regions in People’s Republic of China.

(c)	Other commitments

The Group entered into an exclusive, worldwide, non-sublicensable, non-transferable and revocable-for-cause license with an independent company for the NKG2DL-targeting CAR-gamma delta T cell and iPSC-gdNKT cell technology. As of December 31, 2025, the total future minimum payments under non-cancellable licensing agreements are as follows:

	2023	2024	2025
	S$	S$	S$

Within 1 year	5,885	12,333	5,067
After 1 year but within 5 years	47,960	43,600	43,600
Over 5 years	106,457	87,200	87,200
Total	160,302	143,133	135,867

CYTOMED THERAPEUTICS LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Years ended December 31, 2023, 2024 and 2025